SCHEDULE OF CAPITALIZED COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Proved		$ 6,496,427		$ 5,520,542
Unevaluated wells in progress	$ 3,997,074	3,244,653	$ 4,908,087	4,936,352	$ 5,868,137
Less accumulated depletion and impairment		(5,211,250)		(3,225,527)
Net capitalized costs		$ 4,529,830		$ 7,231,367